Acquisitions (Tables)	6 Months Ended
Jul. 31, 2022
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

	NetCHB	Foxtrot	XPS	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)	38,664	4,228	61,096	103,988
Contingent consideration	13,948	—	9,425	23,373
Net working capital adjustments payable	51	74	825	950
	52,663	4,302	71,346	128,311
Allocated to:
Current assets, excluding cash acquired	469	835	2,228	3,532
Current liabilities	(367)	(14)	(1,491)	(1,872)
Deferred revenue	—	(336)	(2,120)	(2,456)
Net tangible assets (liabilities) assumed	102	485	(1,383)	(796)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	19,650
Existing technology	14,100	1,640	20,000	35,740
Trade names	64	—	100	164
Non-compete covenants	700	—	1,000	1,700
Goodwill	26,797	1,527	43,529	71,853
	52,663	4,302	71,346	128,311

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	NetCHB	Foxtrot	XPS
Customer agreements and relationships	13 years	13 years	11 years
Existing technology	6 years	6 years	6 years
Trade names	2 years	N/A	2 years
Non-compete covenants	5 years	N/A	5 years

Business acquisition on pro forma information

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Revenue	124,237	113,126	245,151	222,582
Net income	22,998	24,398	46,521	43,808
Earnings per share
Basic	0.27	0.29	0.55	0.52
Diluted	0.27	0.28	0.54	0.51